K&L Gates llp 1601 K Street, N.W. Washington, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

August 27, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:        American Beacon Funds

File Nos. 033-11387 and 811-04984

Post Effective Amendment No. 164

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 164 to the Trust’s currently effective Registration Statement on Form N-1A relating to the American Beacon Earnest Partners Emerging Markets Equity Fund (the “Fund”), a series of the Trust. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) address comments received from the Securities and Exchange Commission staff; and (2) update other information and make other non-material changes to the Fund’s prospectus and statement of additional information.

The Trust elects that this filing become effective on August 28, 2013, pursuant to Rule 485(b) under the 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc: Rosemary Behan

      John Okray

         American Beacon Advisors, Inc.